Derivative Instruments (Details) (USD $) In Billions	Jun. 30, 2011	Dec. 31, 2010
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 79,446	$ 78,905
Swap [Member] | Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	130	116
Swap [Member] | Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	401	349
Swap [Member] | Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	44,191	46,299
Spot futures and forwards [Member] | Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,624	3,893
Spot futures and forwards [Member] | Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	189	170
Written options [Member] | Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	718	674
Written options [Member] | Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	519	430
Written options [Member] | Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	307	264
Written options [Member] | Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,361	4,075
Future and forwards [Member] | Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	51	49
Future and forwards [Member] | Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	8,871	9,298
Purchased options [Member] | Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	711	649
Purchased options [Member] | Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	473	377
Purchased options [Member] | Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	297	254
Purchased options [Member] | Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	4,623	3,968
Cross-currency swaps [Member] | Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	2,875	2,568
Foreign exchange
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	8,928	7,784
Equity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	1,173	972
Credit derivatives
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	6,105	5,472
Commodity
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	1,194	1,037
Interest rate contract
Notional amount of derivative contracts outstanding [Abstract]
Total derivative notional amounts	$ 62,046	$ 63,640